Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 6) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Liabilities for guarantees:
Liability for guarantees	$ 644	$ 599	$ 550
Liability for guarantees related to income benefits
Liabilities for guarantees:
Liability for guarantees	191	227	287
Variable annuities | In the event of death
Liabilities for guarantees:
Liability for guarantees	116	85	92
Variable annuities | Liability for guarantees related to income benefits
Liabilities for guarantees:
Liability for guarantees	175	211	269
Variable annuities | Accumulation at specified dates
Liabilities for guarantees:
Liability for guarantees	105	88	66
Variable annuities | For cumulative periodic withdrawals
Liabilities for guarantees:
Liability for guarantees	57	47	41
Variable annuities | Other guarantees
Liabilities for guarantees:
Liability for guarantees	$ 191	$ 168	$ 82